Global Balanced Fund (Second Prospectus Summary) | Global Balanced Fund
GLOBAL BALANCED FUND(SM)
INVESTMENT OBJECTIVE
This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	[1]
Annual Fund Operating Expenses	Global Balanced Fund Class 2
Management fee	0.66%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual fund operating expenses	0.94%

EXAMPLE
The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Balanced Fund Class 2	96	300	520	1,155

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (at least 40% of its net assets
-- unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund's ability to invest in issuers domiciled outside the United States includes investing in securities of issuers in emerging and developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund's equity investments focus is on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
PRINCIPAL RISKS
THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.
Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
INVESTMENT RESULTS
Because the fund began investment operations on May 2, 2011, information regarding full calendar year investment results is not available as of the date of this prospectus.

[1]	Estimated by annualizing actual expenses for a partial year.